DEBT - CSC Holdings Credit Facilities (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 15, 2017 USD ($)	Apr. 26, 2016 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 21, 2016 USD ($)
Debt Instrument [Line Items]
Principal Amount						$ 4,693,675,000
Credit facility						4,643,523,000	$ 3,444,790,000
Repayments of lines of credit		$ 1,477,200,000
Redemption of debt amount						1,729,400,000	0
Loss on extinguishment of debt and write-off of deferred financing costs	$ 18,976,000					600,240,000	127,649,000
Cash distributions to shareholders					$ 839,700,000	840,035,000	445,176,000
Senior Notes
Debt Instrument [Line Items]
Principal Amount						16,289,245,000
CSC Holdings 8.625% Notes due September 15, 2017 [Member] | Senior Notes
Debt Instrument [Line Items]
Redemption of debt amount			$ 500,000,000
5.5% Notes due April 15, 2027 | Senior Notes
Debt Instrument [Line Items]
Principal Amount						$ 1,310,000,000		$ 1,310,000,000
Stated interest rate						5.50%		5.50%
Deferred financing costs								$ 5,575,000
8.625% Notes due September 15, 2017 | Senior Notes
Debt Instrument [Line Items]
Principal Amount						$ 0
Stated interest rate			8.625%			8.625%
CSC Credit Facilities
Debt Instrument [Line Items]
Percentage of proceeds from asset sales required to pay down term loans						100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met						50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled						0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt						4.5
Line of credit facility, covenant, leverage ratio						5.0
Line of credit facility, covenant, minimum undrawn letters of credit						$ 15,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Debt Instrument [Line Items]
Principal Amount						450,000,000
Credit facility						425,488,000	145,013,000
Line of credit facility, aggregate principal amount									$ 2,300,000,000
Repayments of lines of credit						1,075,256,000
Proceeds from credit facility debt					$ 500,000,000	1,350,000,000
Cash distributions to shareholders						$ 500,000,000
Line of credit facility periodic payment, percentage of principal						0.25%
Line of credit facility, periodic payment amount						$ 7,500,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate						2.25%
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate						3.25%
Term Loan | CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Principal Amount	3,000,000,000					$ 2,985,000,000
Credit facility						2,967,818,000	$ 2,486,874,000
Line of credit facility, aggregate principal amount						3,000,000,000
Write-off the deferred financing costs and the unamortized discount				$ 102,894,000
Deferred financing costs						7,249,000
Issue Discount						$ 6,250,000
Line of credit facility, increase in borrowing capacity	$ 500,000,000
Repayments of lines of credit			$ 2,493,750,000
Term Loan | CSC Holdings Term Loan Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.25%
Term Loan | CSC Holdings Term Loan Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate						2.25%